Note 9 - Share Capital	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
9.	Share capital:

a) Common shares:

At January 31, 2025, there were 32,518,786 ( October 31, 2024 - 26,002,577) common shares outstanding.

On December 18, 2024 the Bank completed a treasury offering of 5,660,378 common shares at a price of USD $13.25 per share, the equivalent of CAD $18.95 per share, for gross proceeds of USD $75.0 million. On December 24, 2024, the underwriters of the aforementioned offering exercised their full over-allotment option to purchase an additional 849,056 shares (15% of the 5,660,378 common shares issued via the base offering referenced above) at a price of USD $13.25 per share, or CAD $19.07 per share, for gross proceeds of USD $11.2 million. Total net cash proceeds from the common share offering was CAD 116.0 million. The Bank’s share capital increased by CAD $114.8 million corresponding to the Common Share Offering and less tax effected issue costs in the amount of CAD $1.2 million.

b) Preferred shares:

On October 31, 2024, the Bank redeemed all of its 1,461,460 outstanding Non-Cumulative Series 1 preferred shares (NVCC) using cash on hand. The amount paid on redemption for each share was $10.00, and in aggregate $14.6 million. Transaction costs, incurred at issuance in the amount of $965,000, were applied against retained earnings.

VERSABANK

Notes to Interim Consolidated Financial Statements

(Unaudited)

Three month periods ended January 31, 2025 and 2024

c) Stock options

Stock option transactions during the three month periods ended January 31, 2025 and 2024:

	for the three months ended
	January 31, 2025		January 31, 2024
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price

Outstanding, beginning of period	819,125	$15.90	874,393	$15.90
Granted	-	-	-	-
Exercised	6,775	15.90	-	-
Forfeited/cancelled	7,856	15.90	-	-
Expired	-	-	-	-

Outstanding, end of period	804,494	$15.90	874,393	$15.90

For the three month period ended January 31, 2025, the Bank recognized $75,000 ( January 31, 2024 - $132,000) in compensation expense related to the estimated fair value of options granted.